UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2003

Item 1. Reports to Stockholders

Fidelity® Advisor

Tax Managed Stock

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Annual Report

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Life of fund A
Class A
Return Before Taxes B	10.65%	-7.17%
Return After Taxes on DistributionsB*	10.65%	-7.17%
Return After Taxes on Distributions and Sale of Fund SharesB*	6.92%	-6.05%
Class T
Return Before Taxes C	12.96%	-6.39%
Return After Taxes on DistributionsC*	12.96%	-6.39%
Return After Taxes on Distributions and Sale of Fund SharesC*	8.42%	-5.40%
Class B
Return Before Taxes D	11.49%	-6.60%
Return After Taxes on DistributionsD*	11.49%	-6.60%
Return After Taxes on Distributions and Sale of Fund SharesD*	7.47%	-5.58%
Class C
Return Before Taxes E	15.49%	-5.27%
Return After Taxes on DistributionsE*	15.49%	-5.27%
Return After Taxes on Distributions and Sale of Fund SharesE*	10.07%	-4.46%

A From September 5, 2001.

B Class A shares include a 5.75% sales charge.

C Class T shares include a 3.50% sales charge.

D Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively.

E Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively.

* As of the print date of this report, the maximum marginal ordinary income tax rate (for 2003)
was 35%.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Tax Managed Stock Fund - Class T on September 5, 2001, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500SM Index*** did over the same period.

*** An index has no associated fees or expenses. The performance of an index does not reflect the impact of taxes.

Annual Report

Management's Discussion of Fund Performance

Comments from Tim Heffernan, Portfolio Manager of Fidelity® Advisor Tax Managed Stock Fund

After falling for three of the first four months of the one-year period ending October 31, 2003, equities advanced strongly in seven of the next eight months. Early on, stocks were tempered by corporate accounting scandals, a lack of capital spending, economic weakness and the specter of war with Iraq. But the market climate improved in the spring of 2003, sparked by stronger-than-expected growth in first-quarter corporate earnings and gross domestic product (GDP), as well as the end of major hostilities in Iraq. Second- and third-quarter earnings and GDP reports also were strong. Despite a slight pullback in September, investors picked up the pace again in October, partly as a result of the Federal Reserve Board's announcement that it had no intention of raising interest rates for quite some time. For the 12 months overall, the Standard & Poor's 500SM Index gained 20.80%; the blue-chip, large-cap bellwether Dow Jones Industrial AverageSM returned 19.42%; and the technology-rich NASDAQ Composite® Index advanced 46.04%.

For the 12 months ending October 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned 17.40%, 17.06%, 16.49% and 16.49%, respectively, falling short of the LipperSM Growth Funds Average, which rose 22.39%, as well as the S&P 500® index. The fund's underperformance was primarily caused by disappointing stock selection in health care, one of the market's weakest-performing groups. Overweighting poor-performing hospital stocks, such as Tenet Healthcare and HCA, held back the fund's return, and I eliminated most of the fund's exposure to this group by the end of the period. Having a higher percentage of disappointing pharmaceutical stocks than the index, including Merck and Johnson & Johnson, also hurt the fund's performance. On the positive side of the ledger, good stock selection and overweighting several strong-performing, economically sensitive industries - including software, semiconductors and commercial services - made a contribution to the fund's one-year return. Top performers included Internet portal Yahoo!, staffing firm Labor Ready, flash memory card maker Lexar Media and JetBlue Airways. Strong stockpicking in the technology and telecommunication services sectors, as well as the transportation industry, also enhanced the fund's performance.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
S&P Depositary Receipts Trust unit Series 1	4.4	0.6
Microsoft Corp.	3.0	4.1
Citigroup, Inc.	2.9	2.8
Pfizer, Inc.	2.2	2.8
Johnson & Johnson	1.9	2.4
Labor Ready, Inc.	1.8	1.3
Procter & Gamble Co.	1.8	1.0
Sovereign Bancorp, Inc.	1.8	0.0
American International Group, Inc.	1.8	3.1
General Electric Co.	1.5	3.4
	23.1
Top Five Market Sectors as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.8	11.6
Financials	15.9	18.8
Industrials	12.4	14.5
Health Care	11.8	16.0
Consumer Discretionary	9.2	12.7
Asset Allocation (% of fund's net assets)
As of October 31, 2003 *		As of April 30, 2003 **
	Stocks and Investment Companies 99.6%		Stocks and Investment Companies 99.9%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	4.9%	** Foreign investments	3.1%

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.2%
Hotels, Restaurants & Leisure - 1.4%
Brinker International, Inc. (a)	700	$ 22,281
GTECH Holdings Corp.	600	26,808
International Speedway Corp. Class A	620	26,375
McDonald's Corp.	1,200	30,012
Outback Steakhouse, Inc.	800	33,600
		139,076
Household Durables - 0.4%
Centex Corp.	340	33,150
Leggett & Platt, Inc.	600	12,534
		45,684
Internet & Catalog Retail - 0.4%
InterActiveCorp (a)	1,100	40,381
Media - 4.2%
Clear Channel Communications, Inc.	1,540	62,863
Comcast Corp. Class A (a)	823	27,916
Fox Entertainment Group, Inc. Class A (a)	1,330	36,841
General Motors Corp. Class H (a)	1,600	26,288
Liberty Media Corp. Class A (a)	2,072	20,906
Omnicom Group, Inc.	400	31,920
Time Warner, Inc. (a)	3,470	53,056
Univision Communications, Inc. Class A (a)	800	27,160
Viacom, Inc. Class B (non-vtg.)	1,810	72,165
Walt Disney Co.	2,500	56,600
		415,715
Multiline Retail - 0.3%
Kohl's Corp. (a)	500	28,035
Specialty Retail - 2.5%
Circuit City Stores, Inc.	5,600	53,424
Gap, Inc.	900	17,172
Home Depot, Inc.	3,400	126,038
PETsMART, Inc.	900	23,049
Williams-Sonoma, Inc. (a)	800	28,264
		247,947
TOTAL CONSUMER DISCRETIONARY		916,838
CONSUMER STAPLES - 8.4%
Beverages - 1.3%
The Coca-Cola Co.	2,710	125,744
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.6%
CVS Corp.	1,520	$ 53,474
Safeway, Inc. (a)	1,500	31,650
Sysco Corp.	1,200	40,392
Wal-Mart Stores, Inc.	2,222	130,987
		256,503
Food Products - 0.7%
Dean Foods Co. (a)	1,000	30,250
Fresh Del Monte Produce, Inc.	900	22,500
Hershey Foods Corp.	300	23,130
		75,880
Household Products - 2.6%
Colgate-Palmolive Co.	1,550	82,445
Procter & Gamble Co.	1,800	176,922
		259,367
Personal Products - 0.9%
Avon Products, Inc.	450	30,582
Gillette Co.	1,790	57,101
		87,683
Tobacco - 0.3%
Altria Group, Inc.	570	26,505
TOTAL CONSUMER STAPLES		831,682
ENERGY - 6.9%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	800	22,608
BJ Services Co. (a)	1,220	40,028
ENSCO International, Inc.	1,710	45,059
GlobalSantaFe Corp.	400	9,004
Grant Prideco, Inc. (a)	3,200	36,288
Helmerich & Payne, Inc.	600	15,906
Nabors Industries Ltd. (a)	640	24,192
Noble Corp. (a)	540	18,538
Pride International, Inc. (a)	2,200	36,036
Rowan Companies, Inc. (a)	1,960	46,942
Smith International, Inc. (a)	820	30,529
Transocean, Inc. (a)	700	13,433
Weatherford International Ltd. (a)	1,210	42,048
		380,611
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - 3.1%
Apache Corp.	735	$ 51,244
Burlington Resources, Inc.	400	19,456
Chesapeake Energy Corp.	3,300	39,369
ChevronTexaco Corp.	280	20,804
ConocoPhillips	742	42,405
Devon Energy Corp.	600	29,100
Exxon Mobil Corp.	720	26,338
Occidental Petroleum Corp.	700	24,682
Talisman Energy, Inc.	600	29,301
Valero Energy Corp.	510	21,777
		304,476
TOTAL ENERGY		685,087
FINANCIALS - 15.9%
Capital Markets - 2.3%
Bank of New York Co., Inc.	1,000	31,190
Bear Stearns Companies, Inc.	300	22,875
Goldman Sachs Group, Inc.	500	46,950
J.P. Morgan Chase & Co.	700	25,130
Lehman Brothers Holdings, Inc.	210	15,120
Merrill Lynch & Co., Inc.	920	54,464
Morgan Stanley	690	37,860
		233,589
Commercial Banks - 2.9%
Bank of America Corp.	1,890	143,130
Bank One Corp.	1,520	64,524
Fifth Third Bancorp	520	30,139
Synovus Financial Corp.	1,000	27,600
Wachovia Corp.	395	18,119
		283,512
Consumer Finance - 1.0%
American Express Co.	550	25,812
MBNA Corp.	3,150	77,963
		103,775
Diversified Financial Services - 2.9%
Citigroup, Inc.	6,030	285,822
Insurance - 4.0%
ACE Ltd.	1,300	46,800
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Allstate Corp.	930	$ 36,735
American International Group, Inc.	2,870	174,582
Fidelity National Financial, Inc.	1,100	34,012
Hartford Financial Services Group, Inc.	400	21,960
MBIA, Inc.	400	23,844
MetLife, Inc.	1,200	37,680
Travelers Property Casualty Corp. Class B	1,200	19,644
		395,257
Thrifts & Mortgage Finance - 2.8%
Countrywide Financial Corp.	100	10,512
Fannie Mae	730	52,334
Golden West Financial Corp., Delaware	250	25,108
New York Community Bancorp, Inc.	400	14,480
Sovereign Bancorp, Inc.	8,400	174,804
		277,238
TOTAL FINANCIALS		1,579,193
HEALTH CARE - 11.8%
Biotechnology - 0.8%
Amgen, Inc. (a)	700	43,232
Cephalon, Inc. (a)	200	9,392
Genentech, Inc. (a)	300	24,591
		77,215
Health Care Equipment & Supplies - 1.0%
Edwards Lifesciences Corp. (a)	800	23,200
Medtronic, Inc.	660	30,076
Memry Corp. (a)	12,200	20,862
St. Jude Medical, Inc. (a)	500	29,080
		103,218
Health Care Providers & Services - 1.3%
Aetna, Inc.	300	17,223
Humana, Inc. (a)	1,400	28,406
Matria Healthcare, Inc. (a)	1,200	20,160
McKesson Corp.	100	3,027
PacifiCare Health Systems, Inc. (a)	400	23,800
Select Medical Corp. (a)	600	20,142
UnitedHealth Group, Inc.	300	15,264
		128,022
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 8.7%
Abbott Laboratories	1,690	$ 72,028
Endo Pharmaceuticals Holdings, Inc. (a)	1,300	21,268
Forest Laboratories, Inc. (a)	1,500	75,015
Johnson & Johnson	3,660	184,208
Merck & Co., Inc.	3,160	139,830
Pfizer, Inc.	6,860	216,776
Pharmaceutical Resources, Inc. (a)	500	36,140
Shire Pharmaceuticals Group PLC sponsored ADR (a)	900	20,610
Wyeth	2,100	92,694
		858,569
TOTAL HEALTH CARE		1,167,024
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.2%
Boeing Co.	1,500	57,735
KVH Industries, Inc. (a)	1,000	27,940
Lockheed Martin Corp.	850	39,406
Northrop Grumman Corp.	430	38,442
United Technologies Corp.	600	50,814
		214,337
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	800	58,016
Airlines - 0.5%
JetBlue Airways Corp. (a)	600	34,608
Southwest Airlines Co.	1,030	19,982
		54,590
Building Products - 0.3%
American Standard Companies, Inc. (a)	300	28,710
Commercial Services & Supplies - 2.4%
Labor Ready, Inc. (a)	16,660	181,094
Manpower, Inc.	520	24,128
Robert Half International, Inc. (a)	1,200	28,332
		233,554
Construction & Engineering - 0.6%
Fluor Corp.	800	29,664
Jacobs Engineering Group, Inc. (a)	550	25,476
		55,140
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.2%
Byd Co. Ltd. (H Shares)	9,500	$ 24,773
Industrial Conglomerates - 3.5%
3M Co.	1,000	78,870
General Electric Co.	5,170	149,982
Tyco International Ltd.	5,700	119,016
		347,868
Machinery - 2.1%
Astec Industries, Inc. (a)	1,300	16,536
Caterpillar, Inc.	540	39,571
Eaton Corp.	200	20,048
Ingersoll-Rand Co. Ltd. Class A	1,100	66,440
ITT Industries, Inc.	400	27,196
Pall Corp.	600	14,040
Parker Hannifin Corp.	500	25,485
		209,316
TOTAL INDUSTRIALS		1,226,304
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 3.4%
Advanced Fibre Communications, Inc. (a)	600	14,442
Avaya, Inc. (a)	900	11,646
CIENA Corp. (a)	2,000	12,820
Cisco Systems, Inc. (a)	5,800	121,684
Comverse Technology, Inc. (a)	900	16,236
Ditech Communications Corp. (a)	3,000	31,650
Motorola, Inc.	3,100	41,943
QUALCOMM, Inc.	800	38,000
Scientific-Atlanta, Inc.	700	20,720
Tellium, Inc. (a)	7,200	11,664
UTStarcom, Inc. (a)	500	15,750
		336,555
Computers & Peripherals - 2.4%
Apple Computer, Inc. (a)	600	13,734
Dell, Inc. (a)	2,560	92,467
Hewlett-Packard Co.	800	17,848
Lexmark International, Inc. Class A (a)	200	14,722
SanDisk Corp. (a)	500	40,300
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	1,000	$ 22,980
Western Digital Corp. (a)	2,500	33,625
		235,676
Electronic Equipment & Instruments - 2.4%
AU Optronics Corp. sponsored ADR	2,500	33,950
Flextronics International Ltd. (a)	1,700	23,800
Flir Systems, Inc. (a)	1,240	38,762
Lexar Media, Inc. (a)	1,300	29,783
Manufacturers Services Ltd. (a)	6,500	39,975
National Instruments Corp.	100	4,258
Solectron Corp. (a)	4,300	23,822
Thermo Electron Corp. (a)	600	13,188
Vishay Intertechnology, Inc. (a)	1,800	33,750
		241,288
Internet Software & Services - 0.5%
Yahoo!, Inc. (a)	1,091	47,677
IT Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	400	19,572
Ceridian Corp. (a)	200	4,200
Cognizant Technology Solutions Corp. Class A (a)	600	27,234
MPS Group, Inc. (a)	2,000	19,100
		70,106
Semiconductors & Semiconductor Equipment - 6.7%
Agere Systems, Inc. Class A (a)	8,500	29,580
Analog Devices, Inc. (a)	870	38,567
ASML Holding NV (NY Shares) (a)	2,700	47,385
Atmel Corp. (a)	5,400	30,456
Broadcom Corp. Class A (a)	300	9,585
Cabot Microelectronics Corp. (a)	300	17,100
DuPont Photomasks, Inc. (a)	700	16,226
Intel Corp.	3,200	105,760
Intersil Corp. Class A	1,470	37,911
KLA-Tencor Corp. (a)	210	12,039
Lam Research Corp. (a)	600	17,244
National Semiconductor Corp. (a)	1,310	53,225
Samsung Electronics Co. Ltd.	300	119,143
Sigmatel, Inc.	200	5,080
Texas Instruments, Inc.	2,200	63,624
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Trident Microsystems, Inc. (a)	2,000	$ 46,400
United Microelectronics Corp. sponsored ADR (a)	2,900	15,225
		664,550
Software - 4.7%
Adobe Systems, Inc.	300	13,152
Autodesk, Inc.	1,400	26,950
BEA Systems, Inc. (a)	1,400	19,460
Cadence Design Systems, Inc. (a)	3,200	49,248
Microsoft Corp.	11,260	294,449
Network Associates, Inc. (a)	2,600	36,218
Secure Computing Corp. (a)	2,000	28,760
		468,237
TOTAL INFORMATION TECHNOLOGY		2,064,089
MATERIALS - 4.4%
Chemicals - 1.8%
Dow Chemical Co.	2,600	97,994
Ferro Corp.	900	18,477
Nitto Denko Corp.	600	31,490
Praxair, Inc.	470	32,703
		180,664
Containers & Packaging - 0.3%
Pactiv Corp. (a)	1,430	31,532
Metals & Mining - 1.5%
Alcan, Inc.	600	23,936
Compania de Minas Buenaventura SA sponsored ADR	600	28,572
Nucor Corp.	800	43,864
Phelps Dodge Corp. (a)	900	55,566
		151,938
Paper & Forest Products - 0.8%
Bowater, Inc.	500	20,415
Georgia-Pacific Corp.	1,200	31,536
International Paper Co.	600	23,610
		75,561
TOTAL MATERIALS		439,695
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.3%
Covad Communications Group, Inc. (a)	2,400	$ 10,512
Qwest Communications International, Inc. (a)	6,700	23,651
SBC Communications, Inc.	4,400	105,512
Verizon Communications, Inc.	2,450	82,320
		221,995
Wireless Telecommunication Services - 1.6%
American Tower Corp. Class A (a)	3,100	35,960
At Road, Inc. (a)	1,400	18,060
Nextel Communications, Inc. Class A (a)	3,450	83,490
SBA Communications Corp. Class A (a)	6,000	24,420
		161,930
TOTAL TELECOMMUNICATION SERVICES		383,925
UTILITIES - 1.5%
Electric Utilities - 0.7%
Allegheny Energy, Inc. (a)	1,500	15,870
Edison International (a)	700	13,797
PG&E Corp. (a)	1,700	41,565
		71,232
Multi-Utilities & Unregulated Power - 0.8%
AES Corp. (a)	6,200	54,250
Equitable Resources, Inc.	600	24,720
		78,970
TOTAL UTILITIES		150,202
TOTAL COMMON STOCKS (Cost $8,243,729)		9,444,039
Investment Companies - 4.4%

S&P Depositary Receipts Trust unit Series 1 (Cost $430,894)	4,175	439,625
Cash Equivalents - 0.9%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1%, dated 10/31/03 due 11/3/03) (Cost $89,000)	$ 89,007	$ 89,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $8,763,623)		9,972,664
NET OTHER ASSETS - (0.5)%		(50,914)
NET ASSETS - 100%		$ 9,921,750
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $12,627,474 and $13,095,160, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,968 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $2,266,000 of which $61,000, $1,524,000 and $681,000 will expire on October 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $89,000) (cost $8,763,623) - See accompanying schedule		$ 9,972,664
Cash		158
Receivable for investments sold		335,607
Receivable for fund shares sold		11,199
Dividends receivable		10,572
Prepaid expenses		47
Receivable from investment adviser for expense reductions		4,895
Total assets		10,335,142

Liabilities
Payable for investments purchased	$ 369,532
Payable for fund shares redeemed	1,200
Accrued management fee	4,683
Distribution fees payable	5,750
Other payables and accrued expenses	32,227
Total liabilities		413,392

Net Assets		$ 9,921,750
Net Assets consist of:
Paid in capital		$ 11,037,230
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,324,691)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,209,211
Net Assets		$ 9,921,750

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2003
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,281,323 ÷ 141,680 shares)	$ 9.04

Maximum offering price per share (100/94.25 of $9.04)	$ 9.59
Class T: Net Asset Value and redemption price per share ($3,543,577 ÷ 394,001 shares)	$ 8.99

Maximum offering price per share (100/96.50 of $8.99)	$ 9.32
Class B: Net Asset Value and offering price per share ($2,451,509 ÷ 275,511 shares) A	$ 8.90

Class C: Net Asset Value and offering price per share ($2,505,926 ÷ 281,679 shares) A	$ 8.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($139,415 ÷ 15,330 shares)	$ 9.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2003

Investment Income
Dividends		$ 123,129
Interest		747
Total income		123,876

Expenses
Management fee	$ 51,770
Transfer agent fees	17,963
Distribution fees	60,264
Accounting fees and expenses	61,399
Non-interested trustees' compensation	36
Custodian fees and expenses	11,719
Registration fees	59,001
Audit	38,761
Legal	1,819
Miscellaneous	163
Total expenses before reductions	302,895
Expense reductions	(134,411)	168,484
Net investment income (loss)		(44,608)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(521,210)
Foreign currency transactions	(180)
Total net realized gain (loss)		(521,390)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,949,997
Assets and liabilities in foreign currencies	170
Total change in net unrealized appreciation (depreciation)		1,950,167
Net gain (loss)		1,428,777
Net increase (decrease) in net assets resulting from operations		$ 1,384,169

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (44,608)	$ (75,828)
Net realized gain (loss)	(521,390)	(1,785,360)
Change in net unrealized appreciation (depreciation)	1,950,167	(515,647)
Net increase (decrease) in net assets resulting from operations	1,384,169	(2,376,835)
Share transactions - net increase (decrease)	(379,740)	6,558,085
Total increase (decrease) in net assets	1,004,429	4,181,250

Net Assets
Beginning of period	8,917,321	4,736,071
End of period	$ 9,921,750	$ 8,917,321

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.04)	- H
Net realized and unrealized gain (loss)	1.35	(1.62)	(.64)
Total from investment operations	1.34	(1.66)	(.64)
Net asset value, end of period	$ 9.04	$ 7.70	$ 9.36
Total Return B, C, D	17.40%	(17.74)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.94%	3.77%	8.02% A
Expenses net of voluntary waivers, if any	1.50%	1.69%	1.75% A
Expenses net of all reductions	1.46%	1.66%	1.69% A
Net investment income (loss)	(.07)%	(.45)%	(.26)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,281	$ 1,563	$ 918
Portfolio turnover rate	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.68	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.01)
Net realized and unrealized gain (loss)	1.34	(1.62)	(.63)
Total from investment operations	1.31	(1.68)	(.64)
Net asset value, end of period	$ 8.99	$ 7.68	$ 9.36
Total Return B, C, D	17.06%	(17.95)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.24%	4.05%	8.22% A
Expenses net of voluntary waivers, if any	1.75%	1.94%	2.00% A
Expenses net of all reductions	1.71%	1.91%	1.94% A
Net investment income (loss)	(.32)%	(.71)%	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,544	$ 2,815	$ 914
Portfolio turnover rate	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10)	(.02)
Net realized and unrealized gain (loss)	1.33	(1.61)	(.63)
Total from investment operations	1.26	(1.71)	(.65)
Net asset value, end of period	$ 8.90	$ 7.64	$ 9.35
Total Return B, C, D	16.49%	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.74%	4.57%	8.76% A
Expenses net of voluntary waivers, if any	2.25%	2.44%	2.50% A
Expenses net of all reductions	2.22%	2.41%	2.44% A
Net investment income (loss)	(.82)%	(1.20)%	(1.01)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,452	$ 1,683	$ 827
Portfolio turnover rate	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.11)	(.02)
Net realized and unrealized gain (loss)	1.33	(1.60)	(.63)
Total from investment operations	1.26	(1.71)	(.65)
Net asset value, end of period	$ 8.90	$ 7.64	$ 9.35
Total Return B, C, D	16.49%	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.72%	4.55%	8.71% A
Expenses net of voluntary waivers, if any	2.25%	2.45%	2.50% A
Expenses net of all reductions	2.22%	2.42%	2.45% A
Net investment income (loss)	(.83)%	(1.21)%	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,506	$ 2,104	$ 1,321
Portfolio turnover rate	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.73	$ 9.37	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	(.02)	- G
Net realized and unrealized gain (loss)	1.35	(1.62)	(.63)
Total from investment operations	1.36	(1.64)	(.63)
Net asset value, end of period	$ 9.09	$ 7.73	$ 9.37
Total Return B, C	17.59%	(17.50)%	(6.30)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.71%	3.54%	7.70% A
Expenses net of voluntary waivers, if any	1.25%	1.45%	1.50% A
Expenses net of all reductions	1.22%	1.42%	1.43% A
Net investment income (loss)	.17%	(.21)%	-% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 139	$ 752	$ 756
Portfolio turnover rate	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 5, 2001 (commencement of operations) to October 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Annual Report

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,445,308
Unrealized depreciation	(294,386)
Net unrealized appreciation (depreciation)	1,150,922
Capital loss carryforward	(2,266,403)
Cost for federal income tax purposes	$ 8,821,742

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. This practice has been discontinued and no commissions incurred after June 30, 2003 have been used to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	-	.25%	$ 3,203	$ 783	$ -
Class T	.25%	.25%	15,486	3,187	-
Class B	.75%	.25%	19,451	16,168
Class C	.75%	.25%	22,124	10,750
			$ 60,264	$ 30,888	$ -

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,685
Class T	3,752
Class B*	1,669
Class C*	565
$ 8,671

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 2,061.16
Class T	6,592.21
Class B	4,226.22
Class C	4,449.20
Institutional Class	635.18
	$ 17,963

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 18,355
Class T	1.75%	46,308
Class B	2.25%	29,032
Class C	2.25%	32,598
Institutional Class	1.25%	5,023
		$ 131,316

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefit all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 3,095

Annual Report

Notes to Financial Statements - continued

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 24% of the total outstanding shares of the fund.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2003	2002	2003	2002
Class A
Shares sold	45,391	128,985	$ 388,418	$ 1,242,787
Shares redeemed	(106,713)	(24,085)	(829,051)	(185,911)
Net increase (decrease)	(61,322)	104,900	$ (440,633)	$ 1,056,876
Class T
Shares sold	162,691	377,308	$ 1,236,036	$ 3,523,380
Shares redeemed	(135,056)	(108,649)	(1,055,867)	(879,862)
Net increase (decrease)	27,635	268,659	$ 180,169	$ 2,643,518
Class B
Shares sold	82,945	171,775	$ 652,778	$ 1,583,894
Shares redeemed	(27,787)	(39,805)	(220,805)	(321,584)
Net increase (decrease)	55,158	131,970	$ 431,973	$ 1,262,310
Class C
Shares sold	62,205	227,234	$ 506,999	$ 2,172,371
Shares redeemed	(56,017)	(93,010)	(438,200)	(745,230)
Net increase (decrease)	6,188	134,224	$ 68,799	$ 1,427,141
Institutional Class
Shares sold	-	17,931	$ -	$ 177,341
Shares redeemed	(82,026)	(1,230)	(620,048)	(9,101)
Net increase (decrease)	(82,026)	16,701	$ (620,048)	$ 168,240

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Beacon Street Trust and Shareholders of Fidelity Advisor Tax Managed Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Tax Managed Stock Fund (the Fund), a fund of Fidelity Beacon Street Trust, including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Tax Managed Stock Fund as of October 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 12, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Tax Managed Stock (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Beacon Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Beacon Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Philip L. Bullen (44)

Year of Election or Appointment: 2001

Vice President of Advisor Tax Managed Stock. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Timothy E. Heffernan (42)

Year of Election or Appointment: 2001

Vice President of Advisor Tax Managed Stock. Mr. Heffernan is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Heffernan managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 2001

Secretary of Advisor Tax Managed Stock. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Tax Managed Stock. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Tax Managed Stock. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Tax Managed Stock. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Tax Managed Stock. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 2001 Assistant Treasurer of Advisor Tax Managed Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Tax Managed Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Tax Managed Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2001

Assistant Treasurer of Advisor Tax Managed Stock. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ATMS-UANN-1203
1.784771.100

Fidelity® Advisor

Tax Managed Stock

Fund - Institutional Class

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

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Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

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Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Life of Fund A
Institutional Class
Return Before Taxes	17.59%	-4.33%
Return After Taxes on Distributions*	17.59%	-4.33%
Return After Taxes on Distributions and Sale of Fund Shares*	11.44%	-3.67%

A From September 5, 2001

* As of the print date of this report, the maximum marginal ordinary income tax rate (for 2003)
was 35%.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Tax Managed Stock Fund - Institutional Class on September 5, 2001, when the fund started. The $10,000 table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500SM Index*** did over the same period.

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*** An index has no associated fees or expenses. The performance of an index does not reflect the impact of taxes.

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Management's Discussion of Fund Performance

Comments from Tim Heffernan, Portfolio Manager of Fidelity® Advisor Tax Managed Stock Fund

After falling for three of the first four months of the one-year period ending October 31, 2003, equities advanced strongly in seven of the next eight months. Early on, stocks were tempered by corporate accounting scandals, a lack of capital spending, economic weakness and the specter of war with Iraq. But the market climate improved in the spring of 2003, sparked by stronger-than-expected growth in first-quarter corporate earnings and gross domestic product (GDP), as well as the end of major hostilities in Iraq. Second- and third-quarter earnings and GDP reports also were strong. Despite a slight pullback in September, investors picked up the pace again in October, partly as a result of the Federal Reserve Board's announcement that it had no intention of raising interest rates for quite some time. For the 12 months overall, the Standard & Poor's 500SM Index gained 20.80%; the blue-chip, large-cap bellwether Dow Jones Industrial AverageSM returned 19.42%; and the technology-rich NASDAQ Composite® Index advanced 46.04%.

For the 12 months ending October 31, 2003, the fund's Institutional Class shares returned 17.59%, falling short of the LipperSM Growth Funds Average, which rose 22.39%, as well as the S&P 500® index. The fund's underperformance was primarily caused by disappointing stock selection in health care, one of the market's weakest-performing groups. Overweighting poor-performing hospital stocks, such as Tenet Healthcare and HCA, held back the fund's return, and I eliminated most of the fund's exposure to this group by the end of the period. Having a higher percentage of disappointing pharmaceutical stocks than the index, including Merck and Johnson & Johnson, also hurt the fund's performance. On the positive side of the ledger, good stock selection and overweighting several strong-performing, economically sensitive industries - including software, semiconductors and commercial services - made a contribution to the fund's one-year return. Top performers included Internet portal Yahoo!, staffing firm Labor Ready, flash memory card maker Lexar Media and JetBlue Airways. Strong stockpicking in the technology and telecommunication services sectors, as well as the transportation industry, also enhanced the fund's performance.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
S&P Depositary Receipts Trust unit Series 1	4.4	0.6
Microsoft Corp.	3.0	4.1
Citigroup, Inc.	2.9	2.8
Pfizer, Inc.	2.2	2.8
Johnson & Johnson	1.9	2.4
Labor Ready, Inc.	1.8	1.3
Procter & Gamble Co.	1.8	1.0
Sovereign Bancorp, Inc.	1.8	0.0
American International Group, Inc.	1.8	3.1
General Electric Co.	1.5	3.4
	23.1
Top Five Market Sectors as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.8	11.6
Financials	15.9	18.8
Industrials	12.4	14.5
Health Care	11.8	16.0
Consumer Discretionary	9.2	12.7
Asset Allocation (% of fund's net assets)
As of October 31, 2003 *		As of April 30, 2003 **
	Stocks and Investment Companies 99.6%		Stocks and Investment Companies 99.9%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	4.9%	** Foreign investments	3.1%

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.2%
Hotels, Restaurants & Leisure - 1.4%
Brinker International, Inc. (a)	700	$ 22,281
GTECH Holdings Corp.	600	26,808
International Speedway Corp. Class A	620	26,375
McDonald's Corp.	1,200	30,012
Outback Steakhouse, Inc.	800	33,600
		139,076
Household Durables - 0.4%
Centex Corp.	340	33,150
Leggett & Platt, Inc.	600	12,534
		45,684
Internet & Catalog Retail - 0.4%
InterActiveCorp (a)	1,100	40,381
Media - 4.2%
Clear Channel Communications, Inc.	1,540	62,863
Comcast Corp. Class A (a)	823	27,916
Fox Entertainment Group, Inc. Class A (a)	1,330	36,841
General Motors Corp. Class H (a)	1,600	26,288
Liberty Media Corp. Class A (a)	2,072	20,906
Omnicom Group, Inc.	400	31,920
Time Warner, Inc. (a)	3,470	53,056
Univision Communications, Inc. Class A (a)	800	27,160
Viacom, Inc. Class B (non-vtg.)	1,810	72,165
Walt Disney Co.	2,500	56,600
		415,715
Multiline Retail - 0.3%
Kohl's Corp. (a)	500	28,035
Specialty Retail - 2.5%
Circuit City Stores, Inc.	5,600	53,424
Gap, Inc.	900	17,172
Home Depot, Inc.	3,400	126,038
PETsMART, Inc.	900	23,049
Williams-Sonoma, Inc. (a)	800	28,264
		247,947
TOTAL CONSUMER DISCRETIONARY		916,838
CONSUMER STAPLES - 8.4%
Beverages - 1.3%
The Coca-Cola Co.	2,710	125,744
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.6%
CVS Corp.	1,520	$ 53,474
Safeway, Inc. (a)	1,500	31,650
Sysco Corp.	1,200	40,392
Wal-Mart Stores, Inc.	2,222	130,987
		256,503
Food Products - 0.7%
Dean Foods Co. (a)	1,000	30,250
Fresh Del Monte Produce, Inc.	900	22,500
Hershey Foods Corp.	300	23,130
		75,880
Household Products - 2.6%
Colgate-Palmolive Co.	1,550	82,445
Procter & Gamble Co.	1,800	176,922
		259,367
Personal Products - 0.9%
Avon Products, Inc.	450	30,582
Gillette Co.	1,790	57,101
		87,683
Tobacco - 0.3%
Altria Group, Inc.	570	26,505
TOTAL CONSUMER STAPLES		831,682
ENERGY - 6.9%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	800	22,608
BJ Services Co. (a)	1,220	40,028
ENSCO International, Inc.	1,710	45,059
GlobalSantaFe Corp.	400	9,004
Grant Prideco, Inc. (a)	3,200	36,288
Helmerich & Payne, Inc.	600	15,906
Nabors Industries Ltd. (a)	640	24,192
Noble Corp. (a)	540	18,538
Pride International, Inc. (a)	2,200	36,036
Rowan Companies, Inc. (a)	1,960	46,942
Smith International, Inc. (a)	820	30,529
Transocean, Inc. (a)	700	13,433
Weatherford International Ltd. (a)	1,210	42,048
		380,611
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - 3.1%
Apache Corp.	735	$ 51,244
Burlington Resources, Inc.	400	19,456
Chesapeake Energy Corp.	3,300	39,369
ChevronTexaco Corp.	280	20,804
ConocoPhillips	742	42,405
Devon Energy Corp.	600	29,100
Exxon Mobil Corp.	720	26,338
Occidental Petroleum Corp.	700	24,682
Talisman Energy, Inc.	600	29,301
Valero Energy Corp.	510	21,777
		304,476
TOTAL ENERGY		685,087
FINANCIALS - 15.9%
Capital Markets - 2.3%
Bank of New York Co., Inc.	1,000	31,190
Bear Stearns Companies, Inc.	300	22,875
Goldman Sachs Group, Inc.	500	46,950
J.P. Morgan Chase & Co.	700	25,130
Lehman Brothers Holdings, Inc.	210	15,120
Merrill Lynch & Co., Inc.	920	54,464
Morgan Stanley	690	37,860
		233,589
Commercial Banks - 2.9%
Bank of America Corp.	1,890	143,130
Bank One Corp.	1,520	64,524
Fifth Third Bancorp	520	30,139
Synovus Financial Corp.	1,000	27,600
Wachovia Corp.	395	18,119
		283,512
Consumer Finance - 1.0%
American Express Co.	550	25,812
MBNA Corp.	3,150	77,963
		103,775
Diversified Financial Services - 2.9%
Citigroup, Inc.	6,030	285,822
Insurance - 4.0%
ACE Ltd.	1,300	46,800
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Allstate Corp.	930	$ 36,735
American International Group, Inc.	2,870	174,582
Fidelity National Financial, Inc.	1,100	34,012
Hartford Financial Services Group, Inc.	400	21,960
MBIA, Inc.	400	23,844
MetLife, Inc.	1,200	37,680
Travelers Property Casualty Corp. Class B	1,200	19,644
		395,257
Thrifts & Mortgage Finance - 2.8%
Countrywide Financial Corp.	100	10,512
Fannie Mae	730	52,334
Golden West Financial Corp., Delaware	250	25,108
New York Community Bancorp, Inc.	400	14,480
Sovereign Bancorp, Inc.	8,400	174,804
		277,238
TOTAL FINANCIALS		1,579,193
HEALTH CARE - 11.8%
Biotechnology - 0.8%
Amgen, Inc. (a)	700	43,232
Cephalon, Inc. (a)	200	9,392
Genentech, Inc. (a)	300	24,591
		77,215
Health Care Equipment & Supplies - 1.0%
Edwards Lifesciences Corp. (a)	800	23,200
Medtronic, Inc.	660	30,076
Memry Corp. (a)	12,200	20,862
St. Jude Medical, Inc. (a)	500	29,080
		103,218
Health Care Providers & Services - 1.3%
Aetna, Inc.	300	17,223
Humana, Inc. (a)	1,400	28,406
Matria Healthcare, Inc. (a)	1,200	20,160
McKesson Corp.	100	3,027
PacifiCare Health Systems, Inc. (a)	400	23,800
Select Medical Corp. (a)	600	20,142
UnitedHealth Group, Inc.	300	15,264
		128,022
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 8.7%
Abbott Laboratories	1,690	$ 72,028
Endo Pharmaceuticals Holdings, Inc. (a)	1,300	21,268
Forest Laboratories, Inc. (a)	1,500	75,015
Johnson & Johnson	3,660	184,208
Merck & Co., Inc.	3,160	139,830
Pfizer, Inc.	6,860	216,776
Pharmaceutical Resources, Inc. (a)	500	36,140
Shire Pharmaceuticals Group PLC sponsored ADR (a)	900	20,610
Wyeth	2,100	92,694
		858,569
TOTAL HEALTH CARE		1,167,024
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.2%
Boeing Co.	1,500	57,735
KVH Industries, Inc. (a)	1,000	27,940
Lockheed Martin Corp.	850	39,406
Northrop Grumman Corp.	430	38,442
United Technologies Corp.	600	50,814
		214,337
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	800	58,016
Airlines - 0.5%
JetBlue Airways Corp. (a)	600	34,608
Southwest Airlines Co.	1,030	19,982
		54,590
Building Products - 0.3%
American Standard Companies, Inc. (a)	300	28,710
Commercial Services & Supplies - 2.4%
Labor Ready, Inc. (a)	16,660	181,094
Manpower, Inc.	520	24,128
Robert Half International, Inc. (a)	1,200	28,332
		233,554
Construction & Engineering - 0.6%
Fluor Corp.	800	29,664
Jacobs Engineering Group, Inc. (a)	550	25,476
		55,140
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.2%
Byd Co. Ltd. (H Shares)	9,500	$ 24,773
Industrial Conglomerates - 3.5%
3M Co.	1,000	78,870
General Electric Co.	5,170	149,982
Tyco International Ltd.	5,700	119,016
		347,868
Machinery - 2.1%
Astec Industries, Inc. (a)	1,300	16,536
Caterpillar, Inc.	540	39,571
Eaton Corp.	200	20,048
Ingersoll-Rand Co. Ltd. Class A	1,100	66,440
ITT Industries, Inc.	400	27,196
Pall Corp.	600	14,040
Parker Hannifin Corp.	500	25,485
		209,316
TOTAL INDUSTRIALS		1,226,304
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 3.4%
Advanced Fibre Communications, Inc. (a)	600	14,442
Avaya, Inc. (a)	900	11,646
CIENA Corp. (a)	2,000	12,820
Cisco Systems, Inc. (a)	5,800	121,684
Comverse Technology, Inc. (a)	900	16,236
Ditech Communications Corp. (a)	3,000	31,650
Motorola, Inc.	3,100	41,943
QUALCOMM, Inc.	800	38,000
Scientific-Atlanta, Inc.	700	20,720
Tellium, Inc. (a)	7,200	11,664
UTStarcom, Inc. (a)	500	15,750
		336,555
Computers & Peripherals - 2.4%
Apple Computer, Inc. (a)	600	13,734
Dell, Inc. (a)	2,560	92,467
Hewlett-Packard Co.	800	17,848
Lexmark International, Inc. Class A (a)	200	14,722
SanDisk Corp. (a)	500	40,300
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	1,000	$ 22,980
Western Digital Corp. (a)	2,500	33,625
		235,676
Electronic Equipment & Instruments - 2.4%
AU Optronics Corp. sponsored ADR	2,500	33,950
Flextronics International Ltd. (a)	1,700	23,800
Flir Systems, Inc. (a)	1,240	38,762
Lexar Media, Inc. (a)	1,300	29,783
Manufacturers Services Ltd. (a)	6,500	39,975
National Instruments Corp.	100	4,258
Solectron Corp. (a)	4,300	23,822
Thermo Electron Corp. (a)	600	13,188
Vishay Intertechnology, Inc. (a)	1,800	33,750
		241,288
Internet Software & Services - 0.5%
Yahoo!, Inc. (a)	1,091	47,677
IT Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	400	19,572
Ceridian Corp. (a)	200	4,200
Cognizant Technology Solutions Corp. Class A (a)	600	27,234
MPS Group, Inc. (a)	2,000	19,100
		70,106
Semiconductors & Semiconductor Equipment - 6.7%
Agere Systems, Inc. Class A (a)	8,500	29,580
Analog Devices, Inc. (a)	870	38,567
ASML Holding NV (NY Shares) (a)	2,700	47,385
Atmel Corp. (a)	5,400	30,456
Broadcom Corp. Class A (a)	300	9,585
Cabot Microelectronics Corp. (a)	300	17,100
DuPont Photomasks, Inc. (a)	700	16,226
Intel Corp.	3,200	105,760
Intersil Corp. Class A	1,470	37,911
KLA-Tencor Corp. (a)	210	12,039
Lam Research Corp. (a)	600	17,244
National Semiconductor Corp. (a)	1,310	53,225
Samsung Electronics Co. Ltd.	300	119,143
Sigmatel, Inc.	200	5,080
Texas Instruments, Inc.	2,200	63,624
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Trident Microsystems, Inc. (a)	2,000	$ 46,400
United Microelectronics Corp. sponsored ADR (a)	2,900	15,225
		664,550
Software - 4.7%
Adobe Systems, Inc.	300	13,152
Autodesk, Inc.	1,400	26,950
BEA Systems, Inc. (a)	1,400	19,460
Cadence Design Systems, Inc. (a)	3,200	49,248
Microsoft Corp.	11,260	294,449
Network Associates, Inc. (a)	2,600	36,218
Secure Computing Corp. (a)	2,000	28,760
		468,237
TOTAL INFORMATION TECHNOLOGY		2,064,089
MATERIALS - 4.4%
Chemicals - 1.8%
Dow Chemical Co.	2,600	97,994
Ferro Corp.	900	18,477
Nitto Denko Corp.	600	31,490
Praxair, Inc.	470	32,703
		180,664
Containers & Packaging - 0.3%
Pactiv Corp. (a)	1,430	31,532
Metals & Mining - 1.5%
Alcan, Inc.	600	23,936
Compania de Minas Buenaventura SA sponsored ADR	600	28,572
Nucor Corp.	800	43,864
Phelps Dodge Corp. (a)	900	55,566
		151,938
Paper & Forest Products - 0.8%
Bowater, Inc.	500	20,415
Georgia-Pacific Corp.	1,200	31,536
International Paper Co.	600	23,610
		75,561
TOTAL MATERIALS		439,695
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.3%
Covad Communications Group, Inc. (a)	2,400	$ 10,512
Qwest Communications International, Inc. (a)	6,700	23,651
SBC Communications, Inc.	4,400	105,512
Verizon Communications, Inc.	2,450	82,320
		221,995
Wireless Telecommunication Services - 1.6%
American Tower Corp. Class A (a)	3,100	35,960
At Road, Inc. (a)	1,400	18,060
Nextel Communications, Inc. Class A (a)	3,450	83,490
SBA Communications Corp. Class A (a)	6,000	24,420
		161,930
TOTAL TELECOMMUNICATION SERVICES		383,925
UTILITIES - 1.5%
Electric Utilities - 0.7%
Allegheny Energy, Inc. (a)	1,500	15,870
Edison International (a)	700	13,797
PG&E Corp. (a)	1,700	41,565
		71,232
Multi-Utilities & Unregulated Power - 0.8%
AES Corp. (a)	6,200	54,250
Equitable Resources, Inc.	600	24,720
		78,970
TOTAL UTILITIES		150,202
TOTAL COMMON STOCKS (Cost $8,243,729)		9,444,039
Investment Companies - 4.4%

S&P Depositary Receipts Trust unit Series 1 (Cost $430,894)	4,175	439,625
Cash Equivalents - 0.9%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1%, dated 10/31/03 due 11/3/03) (Cost $89,000)	$ 89,007	$ 89,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $8,763,623)		9,972,664
NET OTHER ASSETS - (0.5)%		(50,914)
NET ASSETS - 100%		$ 9,921,750
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $12,627,474 and $13,095,160, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,968 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $2,266,000 of which $61,000, $1,524,000 and $681,000 will expire on October 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $89,000) (cost $8,763,623) - See accompanying schedule		$ 9,972,664
Cash		158
Receivable for investments sold		335,607
Receivable for fund shares sold		11,199
Dividends receivable		10,572
Prepaid expenses		47
Receivable from investment adviser for expense reductions		4,895
Total assets		10,335,142

Liabilities
Payable for investments purchased	$ 369,532
Payable for fund shares redeemed	1,200
Accrued management fee	4,683
Distribution fees payable	5,750
Other payables and accrued expenses	32,227
Total liabilities		413,392

Net Assets		$ 9,921,750
Net Assets consist of:
Paid in capital		$ 11,037,230
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,324,691)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,209,211
Net Assets		$ 9,921,750

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2003
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,281,323 ÷ 141,680 shares)	$ 9.04

Maximum offering price per share (100/94.25 of $9.04)	$ 9.59
Class T: Net Asset Value and redemption price per share ($3,543,577 ÷ 394,001 shares)	$ 8.99

Maximum offering price per share (100/96.50 of $8.99)	$ 9.32
Class B: Net Asset Value and offering price per share ($2,451,509 ÷ 275,511 shares) A	$ 8.90

Class C: Net Asset Value and offering price per share ($2,505,926 ÷ 281,679 shares) A	$ 8.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($139,415 ÷ 15,330 shares)	$ 9.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2003

Investment Income
Dividends		$ 123,129
Interest		747
Total income		123,876

Expenses
Management fee	$ 51,770
Transfer agent fees	17,963
Distribution fees	60,264
Accounting fees and expenses	61,399
Non-interested trustees' compensation	36
Custodian fees and expenses	11,719
Registration fees	59,001
Audit	38,761
Legal	1,819
Miscellaneous	163
Total expenses before reductions	302,895
Expense reductions	(134,411)	168,484
Net investment income (loss)		(44,608)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(521,210)
Foreign currency transactions	(180)
Total net realized gain (loss)		(521,390)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,949,997
Assets and liabilities in foreign currencies	170
Total change in net unrealized appreciation (depreciation)		1,950,167
Net gain (loss)		1,428,777
Net increase (decrease) in net assets resulting from operations		$ 1,384,169

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (44,608)	$ (75,828)
Net realized gain (loss)	(521,390)	(1,785,360)
Change in net unrealized appreciation (depreciation)	1,950,167	(515,647)
Net increase (decrease) in net assets resulting from operations	1,384,169	(2,376,835)
Share transactions - net increase (decrease)	(379,740)	6,558,085
Total increase (decrease) in net assets	1,004,429	4,181,250

Net Assets
Beginning of period	8,917,321	4,736,071
End of period	$ 9,921,750	$ 8,917,321

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.04)	- H
Net realized and unrealized gain (loss)	1.35	(1.62)	(.64)
Total from investment operations	1.34	(1.66)	(.64)
Net asset value, end of period	$ 9.04	$ 7.70	$ 9.36
Total Return B, C, D	17.40%	(17.74)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.94%	3.77%	8.02% A
Expenses net of voluntary waivers, if any	1.50%	1.69%	1.75% A
Expenses net of all reductions	1.46%	1.66%	1.69% A
Net investment income (loss)	(.07)%	(.45)%	(.26)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,281	$ 1,563	$ 918
Portfolio turnover rate	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.68	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.01)
Net realized and unrealized gain (loss)	1.34	(1.62)	(.63)
Total from investment operations	1.31	(1.68)	(.64)
Net asset value, end of period	$ 8.99	$ 7.68	$ 9.36
Total Return B, C, D	17.06%	(17.95)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.24%	4.05%	8.22% A
Expenses net of voluntary waivers, if any	1.75%	1.94%	2.00% A
Expenses net of all reductions	1.71%	1.91%	1.94% A
Net investment income (loss)	(.32)%	(.71)%	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,544	$ 2,815	$ 914
Portfolio turnover rate	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10)	(.02)
Net realized and unrealized gain (loss)	1.33	(1.61)	(.63)
Total from investment operations	1.26	(1.71)	(.65)
Net asset value, end of period	$ 8.90	$ 7.64	$ 9.35
Total Return B, C, D	16.49%	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.74%	4.57%	8.76% A
Expenses net of voluntary waivers, if any	2.25%	2.44%	2.50% A
Expenses net of all reductions	2.22%	2.41%	2.44% A
Net investment income (loss)	(.82)%	(1.20)%	(1.01)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,452	$ 1,683	$ 827
Portfolio turnover rate	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.11)	(.02)
Net realized and unrealized gain (loss)	1.33	(1.60)	(.63)
Total from investment operations	1.26	(1.71)	(.65)
Net asset value, end of period	$ 8.90	$ 7.64	$ 9.35
Total Return B, C, D	16.49%	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.72%	4.55%	8.71% A
Expenses net of voluntary waivers, if any	2.25%	2.45%	2.50% A
Expenses net of all reductions	2.22%	2.42%	2.45% A
Net investment income (loss)	(.83)%	(1.21)%	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,506	$ 2,104	$ 1,321
Portfolio turnover rate	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.73	$ 9.37	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	(.02)	- G
Net realized and unrealized gain (loss)	1.35	(1.62)	(.63)
Total from investment operations	1.36	(1.64)	(.63)
Net asset value, end of period	$ 9.09	$ 7.73	$ 9.37
Total Return B, C	17.59%	(17.50)%	(6.30)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.71%	3.54%	7.70% A
Expenses net of voluntary waivers, if any	1.25%	1.45%	1.50% A
Expenses net of all reductions	1.22%	1.42%	1.43% A
Net investment income (loss)	.17%	(.21)%	-% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 139	$ 752	$ 756
Portfolio turnover rate	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 5, 2001 (commencement of operations) to October 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Annual Report

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,445,308
Unrealized depreciation	(294,386)
Net unrealized appreciation (depreciation)	1,150,922
Capital loss carryforward	(2,266,403)
Cost for federal income tax purposes	$ 8,821,742

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. This practice has been discontinued and no commissions incurred after June 30, 2003 have been used to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	-	.25%	$ 3,203	$ 783	$ -
Class T	.25%	.25%	15,486	3,187	-
Class B	.75%	.25%	19,451	16,168
Class C	.75%	.25%	22,124	10,750
			$ 60,264	$ 30,888	$ -

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,685
Class T	3,752
Class B*	1,669
Class C*	565
$ 8,671

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 2,061.16
Class T	6,592.21
Class B	4,226.22
Class C	4,449.20
Institutional Class	635.18
	$ 17,963

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 18,355
Class T	1.75%	46,308
Class B	2.25%	29,032
Class C	2.25%	32,598
Institutional Class	1.25%	5,023
		$ 131,316

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefit all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 3,095

Annual Report

Notes to Financial Statements - continued

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 24% of the total outstanding shares of the fund.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2003	2002	2003	2002
Class A
Shares sold	45,391	128,985	$ 388,418	$ 1,242,787
Shares redeemed	(106,713)	(24,085)	(829,051)	(185,911)
Net increase (decrease)	(61,322)	104,900	$ (440,633)	$ 1,056,876
Class T
Shares sold	162,691	377,308	$ 1,236,036	$ 3,523,380
Shares redeemed	(135,056)	(108,649)	(1,055,867)	(879,862)
Net increase (decrease)	27,635	268,659	$ 180,169	$ 2,643,518
Class B
Shares sold	82,945	171,775	$ 652,778	$ 1,583,894
Shares redeemed	(27,787)	(39,805)	(220,805)	(321,584)
Net increase (decrease)	55,158	131,970	$ 431,973	$ 1,262,310
Class C
Shares sold	62,205	227,234	$ 506,999	$ 2,172,371
Shares redeemed	(56,017)	(93,010)	(438,200)	(745,230)
Net increase (decrease)	6,188	134,224	$ 68,799	$ 1,427,141
Institutional Class
Shares sold	-	17,931	$ -	$ 177,341
Shares redeemed	(82,026)	(1,230)	(620,048)	(9,101)
Net increase (decrease)	(82,026)	16,701	$ (620,048)	$ 168,240

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Beacon Street Trust and Shareholders of Fidelity Advisor Tax Managed Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Tax Managed Stock Fund (the Fund), a fund of Fidelity Beacon Street Trust, including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Tax Managed Stock Fund as of October 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 12, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Tax Managed Stock (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Beacon Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Beacon Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Philip L. Bullen (44)

Year of Election or Appointment: 2001

Vice President of Advisor Tax Managed Stock. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Timothy E. Heffernan (42)

Year of Election or Appointment: 2001

Vice President of Advisor Tax Managed Stock. Mr. Heffernan is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Heffernan managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 2001

Secretary of Advisor Tax Managed Stock. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Tax Managed Stock. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Tax Managed Stock. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Tax Managed Stock. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Tax Managed Stock. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 2001 Assistant Treasurer of Advisor Tax Managed Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Tax Managed Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Tax Managed Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2001

Assistant Treasurer of Advisor Tax Managed Stock. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ATMSI-UANN-1203
1.784772.100

Fidelity®

Tax Managed Stock

Fund

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-8544 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Annual Report

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Life of fundA
Fidelity® Tax Managed Stock Fund
Return Before Taxes	17.92%	-0.89%
Return Before TaxesB	16.74%	-0.89%
Return After Taxes on DistributionsB*	16.52%	-0.97%
Return After Taxes on Distributions and Sale of Fund SharesB*	10.85%	-0.80%

A From November 2, 1998.

B 1.00% trading fee included in the past one year total return figures.

* As of the print date of this report, the maximum marginal ordinary income tax rate (for 2003)
was 35%.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Tax Managed Stock Fund on November 2, 1998, when the fund started. The chart shows what the value of your investment would have been, without accounting for the effect of taxes, and also shows how the Standard & Poor's 500SM Index did over the same period.

Annual Report

Annual Report

Management's Discussion of Fund Performance

Comments from Tim Heffernan, Portfolio Manager of Fidelity® Tax Managed Stock Fund

After falling for three of the first four months of the one-year period ending October 31, 2003, equities advanced strongly in seven of the next eight months. Early on, stocks were tempered by corporate accounting scandals, a lack of capital spending, economic weakness and the specter of war with Iraq. But the market climate improved in the spring of 2003, sparked by stronger-than-expected growth in first-quarter corporate earnings and gross domestic product (GDP), as well as the end of major hostilities in Iraq. Second- and third-quarter earnings and GDP reports also were strong. Despite a slight pullback in September, investors picked up the pace again in October, partly as a result of the Federal Reserve Board's announcement that it had no intention of raising interest rates for quite some time. For the 12 months overall, the Standard & Poor's 500SM Index gained 20.80%; the blue-chip, large-cap bellwether Dow Jones Industrial AverageSM returned 19.42%; and the technology-rich NASDAQ Composite® Index advanced 46.04%.

For the 12 months ending October 31, 2003, the fund returned 17.92%, falling short of the LipperSM Growth Funds Average, which rose 22.39%, as well as the S&P 500® index. The fund's underperformance was primarily caused by disappointing stock selection in health care, one of the market's weakest-performing groups. Overweighting poor-performing hospital stocks, such as Tenet Healthcare and HCA, held back the fund's return, and I eliminated most of the fund's exposure to this group by the end of the period. Having a higher percentage of disappointing pharmaceutical stocks than the index, including Merck and Johnson & Johnson, also hurt the fund's performance. On the positive side of the ledger, good stock selection and overweighting several strong-performing, economically sensitive industries - including software, semiconductors and commercial services - made a contribution to the fund's one-year return. Top performers included Internet portal Yahoo!, staffing firm Labor Ready, flash memory card maker Lexar Media and JetBlue Airways. Strong stockpicking in the technology and telecommunication services sectors, as well as the transportation industry, also enhanced the fund's performance.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.1	4.1
Citigroup, Inc.	3.0	2.8
Pfizer, Inc.	2.3	2.9
Labor Ready, Inc.	2.1	1.3
Johnson & Johnson	1.9	2.4
Sovereign Bancorp, Inc.	1.8	0.0
Procter & Gamble Co.	1.8	1.0
American International Group, Inc.	1.8	3.1
General Electric Co.	1.5	3.4
Merck & Co., Inc.	1.5	2.5
	20.8
Top Five Market Sectors as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.9	11.6
Financials	16.7	18.7
Industrials	12.8	14.2
Health Care	12.6	16.0
Consumer Discretionary	9.3	12.8
Asset Allocation (% of fund's net assets)
As of October 31, 2003*		As of April 30, 2003**
	Stocks 100.1%		Stocks and Equity Futures 100.0%
	Short-Term Investments and Net Other Assets (0.1)%***		Short-Term Investments and Net Other Assets 0.0%
* Foreign investments	5.2%	** Foreign investments	2.8%

***Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.3%
Hotels, Restaurants & Leisure - 1.4%
Brinker International, Inc. (a)	4,100	$ 130,503
GTECH Holdings Corp.	3,300	147,444
International Speedway Corp. Class A	3,400	144,636
McDonald's Corp.	7,400	185,074
Outback Steakhouse, Inc.	4,300	180,600
		788,257
Household Durables - 0.2%
Leggett & Platt, Inc.	3,700	77,293
Internet & Catalog Retail - 0.4%
InterActiveCorp (a)	6,100	223,931
Media - 4.4%
Clear Channel Communications, Inc.	8,800	359,216
Comcast Corp. Class A (a)	4,696	159,288
Fox Entertainment Group, Inc. Class A (a)	7,700	213,290
General Motors Corp. Class H (a)	9,200	151,156
Liberty Media Corp. Class A (a)	12,292	124,026
Omnicom Group, Inc.	2,200	175,560
Time Warner, Inc. (a)	20,500	313,445
Univision Communications, Inc. Class A (a)	5,000	169,750
Viacom, Inc. Class B (non-vtg.)	10,339	412,216
Walt Disney Co.	14,800	335,072
		2,413,019
Multiline Retail - 0.3%
Kohl's Corp. (a)	3,100	173,817
Specialty Retail - 2.6%
Circuit City Stores, Inc.	32,300	308,142
Gap, Inc.	5,400	103,032
Home Depot, Inc.	19,600	726,572
PETsMART, Inc.	5,800	148,538
Williams-Sonoma, Inc. (a)	4,600	162,518
		1,448,802
TOTAL CONSUMER DISCRETIONARY		5,125,119
CONSUMER STAPLES - 8.8%
Beverages - 1.3%
The Coca-Cola Co.	15,900	737,760
Food & Staples Retailing - 2.7%
CVS Corp.	8,500	299,030
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc. (a)	8,500	$ 179,350
Sysco Corp.	7,400	249,084
Wal-Mart Stores, Inc.	12,700	748,665
		1,476,129
Food Products - 0.8%
Dean Foods Co. (a)	5,500	166,375
Fresh Del Monte Produce, Inc.	5,300	132,500
Hershey Foods Corp.	2,000	154,200
		453,075
Household Products - 2.7%
Colgate-Palmolive Co.	8,600	457,434
Procter & Gamble Co.	10,200	1,002,558
		1,459,992
Personal Products - 1.0%
Avon Products, Inc.	2,800	190,288
Gillette Co.	11,200	357,280
		547,568
Tobacco - 0.3%
Altria Group, Inc.	3,400	158,100
TOTAL CONSUMER STAPLES		4,832,624
ENERGY - 7.6%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	5,100	144,126
BJ Services Co. (a)	7,500	246,075
ENSCO International, Inc.	10,300	271,405
GlobalSantaFe Corp.	2,200	49,522
Grant Prideco, Inc. (a)	20,600	233,604
Helmerich & Payne, Inc.	4,400	116,644
Nabors Industries Ltd. (a)	4,200	158,760
Noble Corp. (a)	3,100	106,423
Pride International, Inc. (a)	13,800	226,044
Rowan Companies, Inc. (a)	11,300	270,635
Smith International, Inc. (a)	5,300	197,319
Transocean, Inc. (a)	4,600	88,274
Weatherford International Ltd. (a)	7,200	250,200
		2,359,031
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - 3.3%
Apache Corp.	4,305	$ 300,145
Burlington Resources, Inc.	2,800	136,192
Chesapeake Energy Corp.	19,700	235,021
ChevronTexaco Corp.	1,800	133,740
ConocoPhillips	4,311	246,374
Devon Energy Corp.	3,500	169,750
Exxon Mobil Corp.	4,508	164,903
Occidental Petroleum Corp.	4,100	144,566
Talisman Energy, Inc.	3,700	180,692
Valero Energy Corp.	2,700	115,290
		1,826,673
TOTAL ENERGY		4,185,704
FINANCIALS - 16.7%
Capital Markets - 2.6%
Bank of New York Co., Inc.	6,100	190,259
Bear Stearns Companies, Inc.	1,600	122,000
Goldman Sachs Group, Inc.	3,100	291,090
J.P. Morgan Chase & Co.	3,900	140,010
Lehman Brothers Holdings, Inc.	1,300	93,600
Merrill Lynch & Co., Inc.	5,500	325,600
Morgan Stanley	4,500	246,915
		1,409,474
Commercial Banks - 3.1%
Bank of America Corp.	10,600	802,738
Bank One Corp.	9,400	399,030
Fifth Third Bancorp	3,500	202,860
Synovus Financial Corp.	5,600	154,560
Wachovia Corp.	3,093	141,876
		1,701,064
Consumer Finance - 1.1%
American Express Co.	3,700	173,641
MBNA Corp.	18,200	450,450
		624,091
Diversified Financial Services - 3.0%
Citigroup, Inc.	34,868	1,652,743
Insurance - 4.1%
ACE Ltd.	7,700	277,200
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Allstate Corp.	5,500	$ 217,250
American International Group, Inc.	15,987	972,489
Fidelity National Financial, Inc.	6,400	197,888
Hartford Financial Services Group, Inc.	2,000	109,800
MBIA, Inc.	2,700	160,947
MetLife, Inc.	7,500	235,500
Travelers Property Casualty Corp.:
Class A	35	571
Class B	6,900	112,953
		2,284,598
Thrifts & Mortgage Finance - 2.8%
Countrywide Financial Corp.	800	84,096
Fannie Mae	4,200	301,098
Golden West Financial Corp., Delaware	400	40,172
New York Community Bancorp, Inc.	2,300	83,260
Sovereign Bancorp, Inc.	48,500	1,009,285
		1,517,911
TOTAL FINANCIALS		9,189,881
HEALTH CARE - 12.6%
Biotechnology - 0.9%
Amgen, Inc. (a)	4,600	284,096
Cephalon, Inc. (a)	1,500	70,440
Genentech, Inc. (a)	1,700	139,349
		493,885
Health Care Equipment & Supplies - 1.2%
Edwards Lifesciences Corp. (a)	4,900	142,100
Medtronic, Inc.	4,220	192,305
Memry Corp. (a)	77,700	132,867
St. Jude Medical, Inc. (a)	3,100	180,296
		647,568
Health Care Providers & Services - 1.4%
Aetna, Inc.	1,800	103,338
Humana, Inc. (a)	8,200	166,378
Matria Healthcare, Inc. (a)	7,400	124,320
McKesson Corp.	900	27,243
PacifiCare Health Systems, Inc. (a)	2,100	124,950
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Select Medical Corp. (a)	3,700	$ 124,209
UnitedHealth Group, Inc.	1,700	86,496
		756,934
Pharmaceuticals - 9.1%
Abbott Laboratories	10,700	456,034
Endo Pharmaceuticals Holdings, Inc. (a)	6,400	104,704
Forest Laboratories, Inc. (a)	8,300	415,083
Johnson & Johnson	21,000	1,056,930
Merck & Co., Inc.	18,650	825,263
Pfizer, Inc.	39,775	1,256,890
Pharmaceutical Resources, Inc. (a)	3,000	216,840
Shire Pharmaceuticals Group PLC sponsored ADR (a)	6,100	139,690
Wyeth	13,000	573,820
		5,045,254
TOTAL HEALTH CARE		6,943,641
INDUSTRIALS - 12.8%
Aerospace & Defense - 2.2%
Boeing Co.	8,800	338,712
KVH Industries, Inc. (a)	2,600	72,644
Lockheed Martin Corp.	5,200	241,072
Northrop Grumman Corp.	3,000	268,200
United Technologies Corp.	3,300	279,477
		1,200,105
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	4,700	340,844
Airlines - 0.6%
JetBlue Airways Corp. (a)	3,500	201,880
Southwest Airlines Co.	6,300	122,220
		324,100
Building Products - 0.3%
American Standard Companies, Inc. (a)	1,600	153,120
Commercial Services & Supplies - 2.6%
Labor Ready, Inc. (a)	104,200	1,132,654
Manpower, Inc.	2,800	129,920
Robert Half International, Inc. (a)	7,000	165,270
		1,427,844
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 0.6%
Fluor Corp.	4,800	$ 177,984
Jacobs Engineering Group, Inc. (a)	3,500	162,120
		340,104
Electrical Equipment - 0.2%
Byd Co. Ltd. (H Shares)	44,000	114,737
Industrial Conglomerates - 3.6%
3M Co.	6,400	504,768
General Electric Co.	29,100	844,191
Tyco International Ltd.	31,700	661,896
		2,010,855
Machinery - 2.1%
Astec Industries, Inc. (a)	7,300	92,856
Caterpillar, Inc.	3,000	219,840
Eaton Corp.	900	90,216
Ingersoll-Rand Co. Ltd. Class A	6,000	362,400
ITT Industries, Inc.	2,100	142,779
Pall Corp.	3,700	86,580
Parker Hannifin Corp.	2,800	142,716
		1,137,387
TOTAL INDUSTRIALS		7,049,096
INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 3.6%
Advanced Fibre Communications, Inc. (a)	3,600	86,652
Avaya, Inc. (a)	5,000	64,700
CIENA Corp. (a)	11,600	74,356
Cisco Systems, Inc. (a)	33,200	696,536
Comverse Technology, Inc. (a)	5,500	99,220
Ditech Communications Corp. (a)	17,300	182,515
Motorola, Inc.	19,900	269,247
QUALCOMM, Inc.	5,100	242,250
Scientific-Atlanta, Inc.	4,200	124,320
Tellium, Inc. (a)	41,600	67,392
UTStarcom, Inc. (a)	2,500	78,750
		1,985,938
Computers & Peripherals - 2.5%
Apple Computer, Inc. (a)	3,900	89,271
Dell, Inc. (a)	14,500	523,740
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	4,900	$ 109,319
Lexmark International, Inc. Class A (a)	1,300	95,693
SanDisk Corp. (a)	2,700	217,620
Seagate Technology	5,900	135,582
Western Digital Corp. (a)	14,200	190,990
		1,362,215
Electronic Equipment & Instruments - 2.6%
AU Optronics Corp. sponsored ADR	14,600	198,268
Flextronics International Ltd. (a)	10,000	140,000
Flir Systems, Inc. (a)	6,900	215,694
Lexar Media, Inc. (a)	7,400	169,534
Manufacturers Services Ltd. (a)	25,200	154,980
National Instruments Corp.	4,100	174,578
Solectron Corp. (a)	25,000	138,500
Thermo Electron Corp. (a)	3,600	79,128
Vishay Intertechnology, Inc. (a)	10,600	198,750
		1,469,432
Internet Software & Services - 0.5%
Yahoo!, Inc. (a)	6,721	293,708
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	2,300	112,539
Ceridian Corp. (a)	9,700	203,700
Cognizant Technology Solutions Corp. Class A (a)	3,900	177,021
MPS Group, Inc. (a)	11,400	108,870
		602,130
Semiconductors & Semiconductor Equipment - 6.8%
Agere Systems, Inc. Class A (a)	49,100	170,868
Analog Devices, Inc. (a)	5,100	226,083
ASML Holding NV (NY Shares) (a)	15,800	277,290
Atmel Corp. (a)	31,200	175,968
Cabot Microelectronics Corp. (a)	1,700	96,900
DuPont Photomasks, Inc. (a)	4,100	95,038
Intel Corp.	18,100	598,205
Intersil Corp. Class A	9,200	237,268
KLA-Tencor Corp. (a)	1,000	57,330
Lam Research Corp. (a)	3,400	97,716
National Semiconductor Corp. (a)	7,600	308,788
Samsung Electronics Co. Ltd.	1,700	675,116
Sigmatel, Inc.	100	2,540
Texas Instruments, Inc.	12,800	370,176
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Trident Microsystems, Inc. (a)	11,453	$ 265,710
United Microelectronics Corp. sponsored ADR (a)	16,900	88,725
		3,743,721
Software - 4.8%
Adobe Systems, Inc.	1,700	74,528
Autodesk, Inc.	8,500	163,625
BEA Systems, Inc. (a)	8,100	112,590
Cadence Design Systems, Inc. (a)	17,900	275,481
Microsoft Corp.	65,800	1,720,670
Network Associates, Inc. (a)	9,800	136,514
Secure Computing Corp. (a)	11,600	166,808
		2,650,216
TOTAL INFORMATION TECHNOLOGY		12,107,360
MATERIALS - 4.7%
Chemicals - 1.9%
Dow Chemical Co.	14,900	561,581
Ferro Corp.	5,800	119,074
Nitto Denko Corp.	3,300	173,194
Praxair, Inc.	3,000	208,740
		1,062,589
Containers & Packaging - 0.3%
Pactiv Corp. (a)	8,100	178,605
Metals & Mining - 1.6%
Alcan, Inc.	3,700	147,607
Compania de Minas Buenaventura SA sponsored ADR	3,700	176,194
Nucor Corp.	4,600	252,218
Phelps Dodge Corp. (a)	5,300	327,222
		903,241
Paper & Forest Products - 0.9%
Bowater, Inc.	3,400	138,822
Georgia-Pacific Corp.	7,400	194,472
International Paper Co.	3,700	145,595
		478,889
TOTAL MATERIALS		2,623,324
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 2.4%
Covad Communications Group, Inc. (a)	13,800	$ 60,444
Qwest Communications International, Inc. (a)	38,800	136,964
SBC Communications, Inc.	26,200	628,276
Verizon Communications, Inc.	14,200	477,120
		1,302,804
Wireless Telecommunication Services - 1.7%
American Tower Corp. Class A (a)	19,300	223,880
At Road, Inc. (a)	8,000	103,200
Nextel Communications, Inc. Class A (a)	19,850	480,370
SBA Communications Corp. Class A (a)	35,700	145,299
Vodafone Group PLC	403	852
		953,601
TOTAL TELECOMMUNICATION SERVICES		2,256,405
UTILITIES - 1.6%
Electric Utilities - 0.7%
Allegheny Energy, Inc. (a)	8,400	88,872
Edison International (a)	4,200	82,782
PG&E Corp. (a)	9,600	234,720
		406,374
Multi-Utilities & Unregulated Power - 0.9%
AES Corp. (a)	36,000	315,000
Equitable Resources, Inc.	3,600	148,320
		463,320
TOTAL UTILITIES		869,694
TOTAL COMMON STOCKS (Cost $49,071,227)		55,182,848
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 0.84% 12/18/03 (Cost $99,888)	$ 100,000	$ 99,886
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $49,171,115)	55,282,734
NET OTHER ASSETS - (0.3)%	(163,234)
NET ASSETS - 100%	$ 55,119,500
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $44,982,304 and $55,591,800, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,198 for the period.
Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $31,328,000 of which $2,211,000, $4,967,000, $11,114,000, $12,580,000 and $456,000 will expire on October 31, 2007, 2008, 2009, 2010 and 2011, respectively.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deductions for corporate shareholders.
The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value (cost $49,171,115) - See accompanying schedule		$ 55,282,734
Receivable for investments sold		2,304,871
Receivable for fund shares sold		20,951
Dividends receivable		62,166
Interest receivable		95
Prepaid expenses		289
Total assets		57,671,106

Liabilities
Payable to custodian bank	$ 85,280
Payable for investments purchased	2,012,627
Payable for fund shares redeemed	395,165
Accrued management fee	26,670
Other payables and accrued expenses	31,864
Total liabilities		2,551,606

Net Assets		$ 55,119,500
Net Assets consist of:
Paid in capital		$ 80,488,526
Undistributed net investment income		142,167
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,623,831)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,112,638
Net Assets, for 5,820,489 shares outstanding		$ 55,119,500
Net Asset Value, offering price and redemption price per share ($55,119,500 ÷ 5,820,489 shares) A		$ 9.47

A Redemption price per share is equal to net asset value less any applicable redemption fee.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2003

Investment Income
Dividends		$ 747,750
Interest		6,063
Security lending		620
Total income		754,433

Expenses
Management fee	$ 315,889
Transfer agent fees	87,821
Accounting and security lending fees	60,909
Non-interested trustees' compensation	224
Custodian fees and expenses	11,346
Registration fees	19,776
Audit	34,854
Legal	11,999
Miscellaneous	394
Total expenses before reductions	543,212
Expense reductions	(11,755)	531,457
Net investment income (loss)		222,976
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(319,662)
Foreign currency transactions	(975)
Futures contracts	104,317
Total net realized gain (loss)		(216,320)
Change in net unrealized appreciation (depreciation) on: Investment securities	8,732,358
Assets and liabilities in foreign currencies	1,019
Futures contracts	1,468
Total change in net unrealized appreciation (depreciation)		8,734,845
Net gain (loss)		8,518,525
Net increase (decrease) in net assets resulting from operations		$ 8,741,501

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 222,976	$ 242,462
Net realized gain (loss)	(216,320)	(13,112,715)
Change in net unrealized appreciation (depreciation)	8,734,845	(2,263,800)
Net increase (decrease) in net assets resulting from operations	8,741,501	(15,134,053)
Distributions to shareholders from net investment income	(282,351)	(319,837)
Share transactions Net proceeds from sales of shares	3,051,132	36,334,531
Reinvestment of distributions	236,721	251,098
Cost of shares redeemed	(14,971,960)	(52,945,345)
Net increase (decrease) in net assets resulting from share transactions	(11,684,107)	(16,359,716)
Redemption fees	79,298	386,427
Total increase (decrease) in net assets	(3,145,659)	(31,427,179)

Net Assets
Beginning of period	58,265,159	89,692,338
End of period (including undistributed net investment income of $142,167 and undistributed net investment income of $202,517, respectively)	$ 55,119,500	$ 58,265,159
Other Information Shares
Sold	363,836	3,951,393
Issued in reinvestment of distributions	28,693	23,622
Redeemed	(1,791,407)	(5,974,303)
Net increase (decrease)	(1,398,878)	(1,999,288)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended October 31,	2003	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.07	$ 9.73	$ 13.13	$ 12.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.03	.03	-G	.02
Net realized and unrealized gain (loss)	1.40	(1.69)	(3.46)	.93	2.17
Total from investment operations	1.43	(1.66)	(3.43)	.93	2.19
Distributions from net investment income	(.04)	(.04)	-	(.01)	-
Distributions in excess of net investment income	-	-	-	(.01)	-
Total distributions	(.04)	(.04)	-	(.02)	-
Redemption fees added to paid in capital D	.01	.04	.03	.02	.01
Net asset value, end of period	$ 9.47	$ 8.07	$ 9.73	$ 13.13	$ 12.20
Total Return B,C	17.92%	(16.79)%	(25.89)%	7.79%	22.00%
Ratios to Average Net Assets F
Expenses before expense reductions	1.00%	.92%	.88%	.97%	1.11%A
Expenses net of voluntary waivers, if any	1.00%	.92%	.88%	.97%	1.11%A
Expenses net of all reductions	.98%	.89%	.86%	.96%	1.10%A
Net investment income (loss)	.41%	.29%	.28%	-%	.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,120	$ 58,265	$ 89,692	$ 100,253	$ 68,621
Portfolio turnover rate	84%	105%	87%	58%	32%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 2, 1998 (commencement of operations) to October 31, 1999.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

1. Significant Accounting Policies.

Fidelity Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 7,889,087
Unrealized depreciation	(2,071,975)
Net unrealized appreciation (depreciation)	5,817,112
Undistributed ordinary income	142,167
Capital loss carryforward	(31,328,305)

Cost for federal income tax purposes	$ 49,465,622

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2003	October 31, 2002
Ordinary Income	$ 282,351	$ 319,837

Trading (Redemption) Fees. Shares held in the fund less than two years are subject to a trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .16% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,127 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $11,755 for the period.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Beacon Street Trust and the Shareholders of Fidelity Tax Managed Stock Fund.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Tax Managed Stock Fund (a fund of Fidelity Beacon Street Trust) at October 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Tax Managed Stock Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 11, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Tax Managed Stock (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment:1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Beacon Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Beacon Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Philip L. Bullen (44)

Year of Election or Appointment: 2001

Vice President of Tax Managed Stock. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Timothy E. Heffernan (42)

Year of Election or Appointment: 1999

Vice President of Tax Managed Stock. Mr. Heffernan is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Heffernan managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Tax Managed Stock. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Tax Managed Stock. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Tax Managed Stock. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Tax Managed Stock. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Tax Managed Stock. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1998 Assistant Treasurer of Tax Managed Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Tax Managed Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Tax Managed Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Tax Managed Stock. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TMG-UANN-1203
1.784773.100

Item 2. Code of Ethics

As of the end of the period, October 31, 2003, the Fidelity Beacon Street Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Beacon Street Trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	December 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	December 19, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 19, 2003